JPMORGAN TRUST I

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Prospectuses dated November 1, 2012

J.P. Morgan Funds

JPMorgan Total Emerging Markets Fund

Prospectuses dated November 29, 2011,

as supplemented November 30, 2012

JPMorgan Diversified Real Return Fund

Prospectus dated December 31, 2011,

as supplemented November 19, 2012

JPMorgan Income Builder Fund

JPMorgan Strategic Preservation Fund

Prospectus dated February 29, 2012

JPMorgan Alternative Strategies Fund

Prospectus dated November 1, 2012

JPMorgan Commodities Strategy Fund

Prospectuses dated November 21, 2012

J.P. Morgan Income Funds

JPMorgan Ex-G4 Currency Strategies Fund

Prospectus dated November 29, 2011

JPMorgan Floating Rate Income Fund

Prospectus dated December 31, 2011

JPMorgan International Currency Income Fund

Prospectus dated February 29, 2012

JPMorgan Emerging Markets Local Currency Debt Fund

Prospectus dated June 25, 2012, as

supplemented November 28, 2012

JPMorgan Current Income Fund

JPMorgan Credit Opportunities Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Managed Income Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Multi-Sector Income Fund

Prospectuses dated July 1, 2012,

as supplemented

JPMorgan Global Bond Opportunities Fund

Prospectus dated August 17, 2012

J.P. Morgan International Equity Funds

JPMorgan Asia Pacific Fund

Prospectus dated November 29, 2011,

as supplemented June 29, 2012

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Unconstrained Equity Fund

Prospectuses dated November 30, 2011

JPMorgan China Region Fund

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Global Allocation Fund

JPMorgan Global Equity Income Fund

JPMorgan Global Opportunities Fund

JPMorgan India Fund

JPMorgan International Equity Fund

JPMorgan International Opportunities Fund

JPMorgan International Opportunities Plus Fund

JPMorgan International Small Cap Equity Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid International Fund

JPMorgan Latin America Fund

JPMorgan Russia Fund

Prospectuses dated February 29, 2012,

as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectuses dated July 1, 2012, as supplemented

JPMorgan SmartAllocation Funds

JPMorgan SmartAllocation Equity Fund

JPMorgan SmartAllocation Income Fund

Prospectus dated June 12, 2012

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2010 Fund

JPMorgan SmartRetirement® 2015 Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

Prospectuses dated November 1, 2012

SUP-ROA-1212

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2015 Fund

JPMorgan SmartRetirement® Blend 2020 Fund

JPMorgan SmartRetirement® Blend 2025 Fund

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

Prospectus dated June 12, 2012,

as supplemented August 31, 2012

J.P. Morgan Specialty Funds

Highbridge Dynamic Commodities Strategy Fund

Highbridge Statistical Market Neutral Fund

Prospectuses dated February 29, 2012,

as supplemented August 2, 2012

JPMorgan Global Natural Resources Fund

JPMorgan International Realty Fund

JPMorgan Research Market Neutral Fund

Prospectuses dated February 29, 2012

Security Capital U.S. Core Real Estate Securities Fund

Prospectus dated May 1, 2012

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware High Income Fund

Prospectus dated July 1, 2012, as supplemented September 30, 2012

JPMorgan Tax Aware Income Opportunities Fund

Prospectus dated September 30, 2012

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

Prospectuses dated February 29, 2012

J.P. Morgan U.S. Equity Funds

JPMorgan Growth Long/Short Fund

JPMorgan Multi-Cap Long/Short Fund

JPMorgan Research Equity Long/Short Fund

Prospectuses dated February 29, 2012

JPMorgan Disciplined Equity Fund

JPMorgan Diversified Fund

JPMorgan Dynamic Growth Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Multi Cap Fund

JPMorgan Intrepid Value Fund

JPMorgan Quantitative Large Cap Plus Fund

JPMorgan Mid Cap Core Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Large Cap Core Plus Fund II

JPMorgan U.S. Research Equity Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

Prospectuses dated November 1, 2012

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

JPMorgan Limited Duration Bond Fund

Prospectuses dated July 1, 2012

J.P. Morgan Investor Funds

JPMorgan Investor Growth Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

Prospectus dated November 1, 2012

J.P. Morgan International Equity Funds

JPMorgan International Equity Index Fund

Prospectus dated February 29, 2012,

as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Arizona Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

Prospectuses dated July 1, 2012,

as supplemented

J.P. Morgan Specialty Funds

JPMorgan U.S. Real Estate Fund

Prospectus dated May 1, 2012

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectuses dated November 1, 2012

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Mid Cap Value Fund

Prospectuses dated November 1, 2012

J.P. MORGAN MUTUAL FUND

INVESTMENT TRUST

JPMorgan Growth Advantage Fund

Prospectus dated November 1, 2012

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Value Fund

JPMorgan Realty Income Fund

Prospectus dated December 31, 2011,

as supplemented

JPMORGAN VALUE

OPPORTUNITIES FUND, INC.

JPMorgan Value Opportunities Fund

Prospectuses dated November 1, 2012

(Class A, Class B, Class C, Institutional and Select Class Shares)

JPMORGAN TRUST I

J.P. Morgan Money Market Funds

JPMorgan 100% U.S. Treasury Securities

Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Prime Money Market Fund

JPMorgan Tax Free Money Market Fund

Prospectuses dated July 1, 2012

JPMORGAN TRUST II

J.P. Morgan Money Market Funds

JPMorgan Liquid Assets Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan Michigan Municipal Money Market Fund

JPMorgan Ohio Municipal Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

Prospectuses dated July 1, 2012

(Morgan, Class B, Class C, Cash Management, Investor, Premier, Reserve and Service Shares)

Supplement dated December 3, 2012

to the Prospectuses as dated above, as supplemented

Effective immediately, the following changes are being made to the “How to Do Business with the Funds” section of certain prospectuses for the non-money market funds or to the “How Your Account Works” section of certain prospectuses for the money market funds:

The second paragraph in the section entitled “SALES CHARGES — Reducing Your Class A Sales Charge” in the “How to Do Business with the Funds” section for Class A Shares Prospectuses is hereby deleted in its entirety and replaced with the following:

•

Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the market value as of the last calculated NAV (the close of business on the business day prior to your investment) of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the value of any Class A, Class B or Class C Shares of a J.P. Morgan Fund held in:

Items 6, 7 and 8 in the section entitled “SALES CHARGES — Waiver of the Class A Sales Charge” for Class A Shares Prospectuses are hereby deleted in their entirety and replaced with the following:

6.	Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

The paragraph regarding waivers of investment minimums in the section entitled “PURCHASING FUND SHARES — How do I open an account?” in the “How to Do Business with the Funds” section for Class A, Class B, Class C and Select Class Shares and Institutional Class Shares Prospectuses of all non-money market funds is hereby deleted in its entirety and replaced with the following:

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)), as well as for certain fee-based programs. The Funds reserve the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

The first two sentences of the paragraph regarding waivers of investment minimums in the section entitled “BUYING FUND SHARES — Minimum Investments” in the “How your Account Works” section for the Morgan, Class B and Class C Shares Prospectus, the Cash Management Shares, Investor Shares, Premier Shares (except the OptumHealth Financial ServicesSM Prospectus), Reserve Shares and Service Shares Prospectuses for the money market funds are hereby deleted in their entirety and replaced with the following:

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)), as well as for certain fee-based programs. The Funds reserve the right to waive any initial or subsequent investment minimum.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE